Debt - Summary of Annual Maturities of Term Loan Facility and Revolving Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total debt	$ 1,103,871	$ 590,032